TAXES - Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXES
Unrecognized uncertain tax positions	$ 0	$ 0
Interest or penalties tax for uncertain tax positions	$ 0	$ 0